SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

18.     SUBSEQUENT EVENTS

The Group has received a Staff determination letter (the “Letter”) from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) dated March 24, 2022, notifying the Group of the Staff’s determination to delist the Company’s securities from The Nasdaq Global Market due to its failure to regain compliance with the minimum $50,000 Market Value of Listed Securities required for continued listing as set forth in Listing Rule 5450(b)(2)(A) (the “ MVLS”), following the 180 calendar day compliance period. The Letter also indicates that the Group has not met the minimum standard requirements of $10,000 in stockholders’ equity, $50,000 in total assets and $50,000 in total revenue. Pursuant to the Letter, unless the Group requests an appeal of the Letter, trading of the Company’s American Depositary Shares will be suspended at the opening of business on April 4, 2022, and Form 25-NSE will be filed with the Securities and Exchange Commission (the “SEC”), which will remove the Group’s securities from listing and registration on the Nasdaq Stock Market. On May 4, 2022, the Nasdaq Hearings Panel has granted the request of the Group to transfer its shares from the Nasdaq Global Market to Nasdaq Capital Market, effective at the open of trading on May 6, 2022.

The Group issued an aggregate of 4,842,197 shares for the Registered Convertible Debentures in principal balance of RMB17,891 (US$2,807) by March 16, 2022 at the conversion prices ranging from US$0.34 to US$1.0 per share.

The Group issued an aggregate of 3,232,397 shares for the fully settlement of Ascent Convertible Debentures in principal balance of RMB4,480 (US$703) by April 26, 2022 at the conversion prices ranging from US$0.16 to US$0.33 per share.

On March 29, 2022, the Group signed an investment agreement with Shanghai Stonedrop Investment Management Center (Limited Partnership) (“Stonedrop”), a previous investor of the Group. Stonedrop agreed to invest RMB2,000 (approximately $314) to the Group in exchange for 872,829 shares. The Group received RMB 1,000 (US$157) as the date of this report.

On April 2, 2022, the Group entered into an Investment Agreement with Stonedrop. Under the terms of the agreement, Stonedrop is expected to invest an aggregate of $15,000 in the Group during the following 30 months. The Group shall issue 7,250,000 shares in exchange for the first tranche of $3,000. The purchase price for the rest of investments shall be 90% of the closing share price at the date that the Group closes the related tranche of investments or negotiable. As the date of the report, the Group has not received any funds from this agreement.

On April 4, 2022, the Group signed an investment agreement with an unrelated investor - Hunan Weitou Scientific Technology Co., Ltd. (“Weitou”). Weitou is expected to invest an aggregate of $15,000 during the following 30 months. The Group shall issue 7,250,000 shares in exchange for the first tranche of $3,000. The purchase price for the rest of investments shall be 90% of the closing share price at the date that the Group closes the related tranche of investments or negotiable. As the date of the report, the Group has not received any funds from this agreement.

18.     SUBSEQUENT EVENTS (CONTINUED)

On April 6, 2022, Dr. Chris Chang Yu resigned from his position as the Chief Executive Officer (“CEO”) of the Group and Chairman of the Board, the Chairperson of the Nominating/Corporate Governance Committee, and a member of the Compensation Committee. Effective April 6, 2022, the Board of Directors (the “Board”) of the Group appointed Dr. Aidong Chen as new CEO and Chairman of the Board.

On April 7, 2022, the Group signed an investment agreement with Dr. Chris Chang Yu, who agreed to invest a total of $10,000 in the Group in three installments: $3,000 on September 15, 2022, $3,000 on August 15, 2023 and $4,000 on December 15, 2023. The purchase prices shall be 90% of the average closing share price of the first five trading days in (a) September 2022 for the first investment installment, (b) August 2023 and (c) December 2023. As the date of the report, the Group has not received any funds from this agreement.

On April 14, 2022, the Group’s board of directors approved and adopted a 2022 equity incentive plan with an aggregate of 2,800,000 options. These options will be granted to employees and professionals during 2022 and 2023 and vest in four years.

On May 10, 2022, the Group signed a share purchase agreement with Mr. Trung Tri Doan, who agreed to invest $1,400 in the Group in exchange for 4,912,281 shares. In connection with this share purchase agreement, Dr. Chris Chang Yu was appointed as Co-Chairman and Co-CEO. As the date of the report, the Group has not received any fund from this investment.